Investment Objectives and Goals	Jan. 28, 2026
LARGE CAP FUND - Class F Prospectus | SIMT Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term growth of capital and income.
LARGE CAP VALUE FUND - Class F Prospectus | SIMT LARGE CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP VALUE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term growth of capital and income.
LARGE CAP GROWTH FUND - Class F Prospectus | SIMT LARGE CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP GROWTH FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
LARGE CAP INDEX FUND - Class F Prospectus | SIMT Large Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP INDEX FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | SIMT TAX-MANAGED LARGE CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED LARGE CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High long-term after-tax returns.
S&P 500 INDEX FUND - Class F Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500 INDEX FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.
SMALL CAP FUND - Class F Prospectus | SIMT Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SMALL CAP VALUE FUND - Class F Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP VALUE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SMALL CAP GROWTH FUND - Class F Prospectus | SIMT SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP GROWTH FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED SMALL/MID CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High long-term after-tax returns.
MID-CAP FUND - Class F Prospectus | SIMT MID CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	MID-CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad U.S. equity markets.
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad global equity markets.
Tax-Managed Managed Volatility Fund - Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.
Tax-Managed International Managed Volatility Fund - Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Tax-sensitive long-term capital appreciation with less volatility than the broad international equity markets.
REAL ESTATE FUND - Class F Prospectus | SIMT REAL ESTATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	REAL ESTATE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return, including current income and capital appreciation.
CORE FIXED INCOME FUND - Class F Prospectus | SIMT CORE FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	CORE FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income consistent with the preservation of capital.
HIGH YIELD BOND FUND - Class F Prospectus | SIMT HIGH YIELD BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	HIGH YIELD BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return.
CONSERVATIVE INCOME FUND - Class F Prospectus | SIMT Conservative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONSERVATIVE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Principal preservation and a high degree of liquidity while providing current income.
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | SIMT Tax-Free Conservative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	TAX-FREE CONSERVATIVE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.
REAL RETURN FUND - Class F Prospectus | SIMT Real Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	REAL RETURN FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return exceeding the rate of inflation.
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | SIMT Dynamic Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	DYNAMIC ASSET ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term total return.
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | SIMT Multi-Strategy Alternative Fund
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-STRATEGY ALTERNATIVE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund allocates its assets among a variety of investment strategies to seek to generate an absolute return with reduced correlation to the stock and bond markets.
LARGE CAP FUND - Class I Prospectus | SIMT Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term growth of capital and income.
LARGE CAP VALUE FUND - Class I Prospectus | SIMT LARGE CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP VALUE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term growth of capital and income.
LARGE CAP GROWTH FUND - Class I Prospectus | SIMT LARGE CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP GROWTH FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
S&P 500 Index Fund - Class I Prospectus | SIMT S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500 INDEX FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.
SMALL CAP FUND - Class I Prospectus | SIMT Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SMALL CAP VALUE FUND - Class I Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP VALUE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SMALL CAP GROWTH FUND - Class I Prospectus | SIMT SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP GROWTH FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
MID-CAP FUND - Class I Prospectus | SIMT MID CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	MID-CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad U.S. equity markets.
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad global equity markets.
REAL ESTATE FUND - Class I Prospectus | SIMT REAL ESTATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	REAL ESTATE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return, including current income and capital appreciation.
CORE FIXED INCOME FUND - Class I Prospectus | SIMT CORE FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	CORE FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income consistent with the preservation of capital.
HIGH YIELD BOND FUND - Class I Prospectus | SIMT HIGH YIELD BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	HIGH YIELD BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return.
REAL RETURN FUND - Class I Prospectus | SIMT Real Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	REAL RETURN FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return exceeding the rate of inflation.
LARGE CAP FUND - Class Y Prospectus | SIMT Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term growth of capital and income.
LARGE CAP VALUE FUND - Class Y Prospectus | SIMT LARGE CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP VALUE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term growth of capital and income.
LARGE CAP GROWTH FUND - Class Y Prospectus | SIMT LARGE CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP GROWTH FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | SIMT TAX-MANAGED LARGE CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED LARGE CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High long-term after-tax returns.
SMALL CAP FUND - Class Y Prospectus | SIMT Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SMALL CAP VALUE FUND - Class Y Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP VALUE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SMALL CAP GROWTH FUND - Class Y Prospectus | SIMT SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP GROWTH FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED SMALL/MID CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High long-term after-tax returns.
MID-CAP FUND - Class Y Prospectus | SIMT MID CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	MID-CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad U.S. equity markets.
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad global equity markets.
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Tax-sensitive long-term capital appreciation with less volatility than the broad international equity markets.
REAL ESTATE FUND - Class Y Prospectus | SIMT REAL ESTATE FUND
Prospectus [Line Items]
Risk/Return [Heading]	REAL ESTATE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return, including current income and capital appreciation.
CORE FIXED INCOME FUND - Class Y Prospectus | SIMT CORE FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	CORE FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income consistent with the preservation of capital.
HIGH YIELD BOND FUND - Class Y Prospectus | SIMT HIGH YIELD BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	HIGH YIELD BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return.
CONSERVATIVE INCOME FUND - Class Y Prospectus | SIMT Conservative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONSERVATIVE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Principal preservation and a high degree of liquidity while providing current income.
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | SIMT Tax-Free Conservative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	TAX-FREE CONSERVATIVE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from federal income taxes.
REAL RETURN FUND - Class Y Prospectus | SIMT Real Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	REAL RETURN FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return exceeding the rate of inflation.
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | SIMT Dynamic Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	DYNAMIC ASSET ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term total return.
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | SIMT Multi-Strategy Alternative Fund
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-STRATEGY ALTERNATIVE FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund allocates its assets among a variety of investment strategies to seek to generate an absolute return with reduced correlation to the stock and bond markets.
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET ACCUMULATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return, including capital appreciation and income.
MULTI-ASSET INCOME FUND - Class F Prospectus | SIMT MULTI-ASSET INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks total return with an emphasis on current income.
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET INFLATION MANAGED FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return exceeding the rate of inflation.
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET CAPITAL STABILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Manage risk of a loss while providing current income and an opportunity for capital appreciation.
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET ACCUMULATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return, including capital appreciation and income.
MULTI-ASSET INCOME FUND - Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks total return with an emphasis on current income.
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET INFLATION MANAGED FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return exceeding the rate of inflation.
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET CAPITAL STABILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Manage risk of a loss while providing current income and an opportunity for capital appreciation.